SCHEDULE OF RIGHT OF USE ASSETS (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Right-of-use-assets Net
Right of use assets net, beginning balance	$ 85,134
Depreciation charge for the year	(21,197)
Exchange difference	2,280
Right of use assets net, ending balance	$ 66,217